Average Annual Total Returns - Class K - iShares Developed Real Estate Index Fund - Class K Shares	May 28, 2021
Average Annual Return:
1 Year	(8.25%)
5 Years	4.39%
Since Inception	3.79%
Inception Date	Aug. 13, 2015
After Taxes on Distributions
Average Annual Return:
1 Year	(8.99%)
5 Years	2.77%
Since Inception	2.18%
Inception Date	Aug. 13, 2015
After Taxes on Distributions and Sales
Average Annual Return:
1 Year	(4.86%)
5 Years	2.73%
Since Inception	2.26%
Inception Date	Aug. 13, 2015